Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 163,362	$ 159,467
Restricted cash	11,262	9,979
Total cash and cash equivalents and restricted cash	$ 174,624	$ 169,446	$ 232,853	$ 30,728